1933 Act File No. 33-31602
                                                      1940 Act File No. 811-5950

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X
                                                                         ------

      Pre-Effective Amendment No.         .............................

      Post-Effective Amendment No.  28     ............................  X
                                  ---------                            ---------

                                                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       ---------

      Amendment No. 29   ..............................................    X
                   ------                                                ------

                         MONEY MARKET OBLIGATIONS TRUST

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

 _ immediately upon filing pursuant to paragraph (b) X_ on May 31, 1999, pursuant to paragraph (b) _ 60 days after filing pursuant to paragraph (a) (i)
    on _________________, pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph
    (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:          Matthew G. Maloney, Esquire
                    Dickstein Shapiro Morin & Oshinsky LLP
                    2101 L Street, N.W.
                    Washington, DC  20037

PROSPECTUS

Liquid Cash Trust

A Portfolio of Money Market Obligations Trust



A money market mutual fund seeking stability of principal and current income consistent with stability of principal by investing primarily in a portfolio of U.S. Treasury and government agency securities maturing in 13 months or less. This Fund is available only to federally insured depository institutions including:



* banks;

* savings associations; and

* credit unions.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.



MAY 30, 1999

CONTENTS

Risk/Return Summary   1

What are the Fund's Fees and Expenses?  3

What are the Fund's Investment Strategies?  4

What are the Principal Securities

in Which the Fund Invests?  4

What are the Specific Risks of Investing in the Fund?  5

What Do Shares Cost?  6

How is the Fund Sold?  6

How to Purchase Shares  6

How to Redeem Shares  7

Account and Share Information  9

Who Manages the Fund?  9

Last Meeting of Shareholders  11

Financial Information  13

Independent Auditors' Report  21



Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund is a money market fund which seeks to maintain a stable net asset value of $1.00. The Fund's investment objective is stability of principal and current income consistent with stability of principal. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund invests primarily in a portfolio of U.S. Treasury and government agency securities maturing in 13 months or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund also makes loans of federal funds to federally insured depository institutions. By operating policy, the Fund limits depository institutions receiving the loans to those the Adviser deems to be adequately capitalized with a short term rating of Prime-1 by Moody's Investors Services, Inc. Ordinarily, the Fund has a dollar weighted average maturity of between one and seven days.

The Fund limits its investments to those that would enable it to qualify as a permissible investment for national banks, federal savings associations and federal credit unions. In addition, the Fund seeks to qualify as a liquid investment under the rules of the Office of Thrift Supervision.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

Although the Fund seeks to maintain a stable net asset value, it is possible to lose money by investing in the Fund. The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

RISK/RETURN BAR CHART AND TABLE

The Bar Chart and Performance Table below reflect historical performance data for Liquid Cash Trust (the "Former Fund") prior to its reorganization into the Fund, which is a newly created portfolio of Money Market Obligations Trust (the "Trust"). On the date of the reorganization, April 30, 1999, the Former Fund was dissolved and its net assets (inclusive of liabilities recorded on the Former Fund's records) were transferred into the Fund.

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Liquid Cash Trust as of the calendar year-end for each of ten years. The `y' axis reflects the "% Total Return" beginning with "0" and increasing in increments of 2% up to 10%. The `x' axis represents calculation periods from the earliest first full calendar year end of the Former Fund's start of business through the calendar year ended 1998. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Former Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1989 through 1998. The percentages noted are: 9.59%, 8.36%, 5.90%, 3.61%, 3.06%, 4.21%, 5.94%, 5.38%, 5.52% and 5.46%
respectively.



Historically, the Former Fund has maintained a constant $1.00 net asset value per share. The bar chart shows the variability of the Former Fund's total returns on a calendar year-end basis.



The Former Fund's shares were not sold subject to a sales charge (load). The total returns displayed above are based upon net asset value.



The Former Fund's total return from January 1, 1999 through March 31, 1999 was 1.16%.



Within the period shown in the Chart, the Former Fund's highest quarterly return was 2.44% (quarter ended June 30, 1989). Its lowest quarterly return was 0.74% (quarter ended June 30, 1993).

AVERAGE ANNUAL TOTAL RETURN TABLE



The following table represents the Former Fund's Shares Average Annual Total Return for the calendar periods ending December 31, 1998.

CALENDAR PERIOD   FUND
1 Year            5.46%
5 Years           5.30%
10 Years          5.69%

The Fund's 7-Day Net Yield as of December 31, 1998 was 4.81%.



Investors may call the Fund at 1-800-341-7400 to acquire the current 7-Day Net Yield.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

LIQUID CASH TRUST

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Shares of Liquid Cash Trust.

SHAREHOLDER FEES
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a
percentage of offering price)                                                       None
Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption proceeds, as applicable)                                                 None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends
(and other Distributions) (as a percentage of
offering price)                                                                     None
Redemption Fee (as a percentage of amount
redeemed, if applicable)                                                            None
Exchange Fee                                                                        None

ANNUAL FUND OPERATING



EXPENSES (Before Waivers) 1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee 2                                                                    0.40%
Distribution (12b-1) Fee                                                            None
Shareholder Services Fee 3                                                          0.25%
Other Expenses                                                                      0.12%
Total Annual Fund Operating Expenses                                                0.77%
1 As a result of contractual obligations and voluntary waivers, the Adviser and Shareholder Services Provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ending March 31, 1999.
Total Waiver of Fund Expenses (contractual and voluntary)                           0.62%
Total Actual Annual Operating Expenses (after waivers)                              0.15%
2 Under the investment advisory contract, the Adviser will waive the amount, limited to the amount of the management fee, by which the Fund's aggregate annual operating expenses, including the management fee but excluding interest, taxes, brokerage commissions, expenses of registering and qualifying the Fund and its shares under federal and state laws and regulations, and extraordinary expenses, exceed 0.45% of its average daily net assets. (If the Fund offers an additional class of shares in the future, this expense limitation would not apply to expenses arising pursuant to a Rule 12b-1 or Shareholder Servicing plan with respect to that class of shares.) Pursuant to the investment advisory contract, the Adviser waived 0.32% of its Management Fee for the fiscal year ending March 31,
1999. In addition, the Adviser voluntarily waived 0.05% of its Management
Fee. The Adviser may terminate this voluntary waiver at any time at its sole discretion. The Management Fee paid by the Fund (after the contractual and voluntary waivers) was 0.03% for the fiscal year ending March 31, 1999.
3 Although not contractually obligated to do so, the Shareholder Services
Provider voluntarily elected not to accrue or charge its Shareholder
Services Fee during the year ended March 31, 1999. The Shareholder Services
Provider can terminate this voluntary waiver at any time at its sole discretion. The Shareholder Services Fee paid (after the voluntary waiver)
was 0.00% for the year ending March 31, 1999.





EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses are based upon the contractually imposed expense limitation of 0.45% shown above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year   $  46
3 Years  $ 144
5 Years  $ 252
10 Years $ 567

What are the Fund's Investment Strategies?

The Fund invests in a portfolio of U.S. Treasury and government agency securities maturing in 13 months or less. These investments include repurchase agreements collateralized fully by U.S. Treasury and government agency securities. The Fund also makes loans of federal funds to federally insured depository institutions. By operating policy, the Fund limits depository institutions receiving the loans to those the Adviser deems to be adequately capitalized with a short-term rating of Prime-1 by Moody's Investors Services, Inc. The Fund has a dollar weighted average maturity of 90 days or less; ordinarily, the Fund will have a dollar weighted average maturity between one and seven days.



The Fund limits its investments to those that would enable it to qualify as a permissible investment for national banks, federal savings associations and federal credit unions. In addition, the Fund seeks to qualify as a liquid investment under the rules of the Office of Thrift Supervision.

What are the Principal Securities in Which the Fund Invests?

TREASURY AND AGENCY SECURITIES

U.S. Treasury and government agency securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. The Fund invests primarily in the following types of U.S. government securities:

* Treasury securities are direct obligations of the federal government of the United States.

* Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities
dealers, deemed creditworthy by the Adviser.     Repurchase agreements are
subject to credit risks.

LOANS OF FEDERAL FUNDS



Loans of federal funds are unsecured loans of money held in the Federal Reserve System to federally insured depository institutions. Typically, the term of these loans is one day. Loans of federal funds are subject to credit risk.



INVESTMENT RATINGS



PRIME-1-Depository institutions (or related supporting institutions) receiving Prime-1 commercial paper ratings by Moody's Investors Services, Inc. have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:



* Leading market positions in well established industries;

* High rates of return on funds employed;

* Conservative capitalization structure with moderate reliance on debt and ample asset protection;

* Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

* Well established access to a range of financial markets and assured sources of alternate liquidity.

What are the Specific Risks of Investing in the Fund?



Although there are many factors which may affect an investment in the Fund, the principal risks of investing in a U.S. government money market fund are described below.

INTEREST RATE RISK

* Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.



* Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.

SECTOR RISK

* A substantial part of the Fund's portfolio may be comprised of fixed income securities and loans by companies in the banking industry. As a result, the Fund will be more susceptible to any economic, business, political, or other developments which generally affect these issuers.

CREDIT RISK

* Credit risk is the possibility that an issuer will default on a security or transaction by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

* Many fixed income securities and issuers receive credit ratings from services such as Standard & Poor's and Moody's Investors Services, Inc. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security or issuer has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

* Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

What Do Shares Cost?



You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Fund attempts to stabilize the net asset value (NAV) of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. NAV is determined at 2:00 p.m. and 3:00 p.m. (Eastern time) and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.



The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?



The Fund's Distributor markets the Shares described in this prospectus to federally insured depository institutions, including banks, saving associations and credit unions. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).



How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

* Establish an account with the investment professional; and



* Submit your purchase order to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

* Establish your account with the Fund by submitting a completed New Account Form; and

* Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.

BY WIRE

Send your wire to:

State Street Bank and Trust Company
Boston, MA
Dollar Amount of Wire
ABA Number 011000028
Attention: EDGEWIRE
Wire Order Number, Dealer Number, or Group Number
Nominee/Institution Name
Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

BY CHECK

Make your check payable to THE FEDERATED FUNDS, note your account number on the check, and mail it to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

If you send your check by a PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE that requires a street address, mail it to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

* through an investment professional if you purchased Shares through an investment professional; or

* directly from the Fund if you purchased Shares directly from the Fund.

Shareholders of the Fund will not be permitted to make third party payments from their accounts with the Trust.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.

DIRECTLY FROM THE FUND

BY TELEPHONE

You may redeem Shares by calling the Fund once you have completed the appropriate authorization form for telephone transactions.

If you call before 3:00 p.m. (Eastern time) your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after 3:00 p.m.(Eastern time) your redemption will be wired to you the following business day. You will receive that day's dividend.

BY MAIL

You may redeem Shares by mailing a written request to the Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed. Send requests by mail to:

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

Send requests by PRIVATE COURIER OR OVERNIGHT DELIVERY SERVICE to:

Federated Shareholder Services Company
1099 Hingham Street
Rockland, MA 02370-3317

All requests must include:

* Fund Name and Share Class, account number and account registration;

* amount to be redeemed; and

* signatures of all Shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

SIGNATURE GUARANTEES

Signatures must be guaranteed if:

* your redemption will be sent to an address other than the address of record; or

* your redemption will be sent to an address of record that was changed within the last 30 days.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

* an electronic transfer to your account at a financial institution that is an ACH member; or

* wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

REDEMPTION IN KIND

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

* to allow your purchase to clear;

* during periods of market volatility; or

* when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

TELEPHONE TRANSACTIONS

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

SHARE CERTIFICATES

The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

ACCOUNT ACTIVITY

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS



The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.



The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The Adviser and other subsidiaries of Federated advise approximately 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES



The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. Under the investment advisory contract, which is subject to annual renewal by the Fund's Board of Trustees, the Adviser will waive the amount, limited to the amount of the advisory fee, by which the Fund's aggregate annual operating expenses, including the investment advisory fee but excluding interest, taxes, brokerage commissions, expenses of registering or qualifying the Fund and its shares under federal and state laws and regulations, expenses of withholding taxes, and extraordinary expenses exceed 0.45% of its daily net assets.



YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999 or experience other date-related problems. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses, such as the Fund, that rely on computers.

While it is impossible to determine in advance all of the risks to the Fund, the Fund could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

The Fund's service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.

Year 2000 problems would also increase the risks of the Fund's investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Fund may purchase.

The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.



Last Meeting of Shareholders

A Special Meeting of the Trust's shareholders was held on March 22, 1999. On January 21, 1999, the record date for shareholders voting at the meeting, there were 266,446,926 total outstanding shares. The following items were considered by shareholders and the results of their voting were as follows:

1. ELECTION OF TRUSTEES:

                                                            ABSTENTIONS    WITHHELD
                                                            AND BROKER     AUTHORITY
NAMES                               FOR           AGAINST   NON-VOTES      TO VOTE
Thomas G. Bigley                    251,810,331                            14,636,595
John T. Conroy, Jr.                 251,810,331                            14,636,595
Nicholas P. Constantakis            251,810,331                            14,636,595
John F. Cunningham                  251,810,331                            14,636,595
J. Christopher Donahue              251,810,331                            14,636,595
Peter E. Madden                     251,810,331                            14,636,595
Charles F. Mansfield, Jr.           251,810,331                            14,636,595
John E. Murray, Jr., J.D., S.J.D.   251,810,331                            14,636,595
John S. Welsh                       251,810,331                            14,636,595

1 The following Directors of the Trust continued their terms as Directors of the Trust: John F. Donohue, Lawrence D. Ellis, and Marjorie P. Smuts.

2. TO RATIFY THE SELECTION OF DELOITTE & TOUCHE LLP AS THE TRUST'S INDEPENDENT AUDITORS.

                        ABSTENTIONS    WITHHELD
                        AND BROKER     AUTHORITY
FOR           AGAINST   NON-VOTES      TO VOTE
251,582,084   228,246   14,636,595

3. TO MAKE CHANGES TO THE TRUST'S FUNDAMENTAL INVESTMENT POLICIES.

a. To make non-fundamental, and to amend, the Trust's fundamental investment policy regarding maturity of money market instruments.

                           ABSTENTIONS   WITHHELD
                           AND BROKER    AUTHORITY
FOR           AGAINST      NON-VOTES     TO VOTE
235,662,518   10,259,559   20,524,849

b. To make non-fundamental, and to amend, the Trust's fundamental investment policy regarding investing in restricted securities.

                           ABSTENTIONS   WITHHELD
                           AND BROKER    AUTHORITY
FOR           AGAINST      NON-VOTES     TO VOTE
219,214,455   31,668,388   15,564,081

c. To make non-fundamental the Trust's fundamental investment policy prohibiting investment in securities to exercise control of an issuer.

                           ABSTENTIONS   WITHHELD
                           AND BROKER    AUTHORITY
FOR           AGAINST      NON-VOTES     TO VOTE
234,064,591   16,818,253   15,564,081

d. To make non-fundamental, and to amend, the Trust's ability to invest in the securities of other investment companies.

                           ABSTENTIONS   WITHHELD
                           AND BROKER    AUTHORITY
FOR           AGAINST      NON-VOTES     TO VOTE
233,351,372   17,531,472   15,564,081

e. To revise in the Trust's fundamental investment policy regarding borrowing to permit the purchase of securities while borrowings are outstanding.

                           ABSTENTIONS   WITHHELD
                           AND BROKER    AUTHORITY
FOR           AGAINST      NON-VOTES     TO VOTE
237,299,639   13,583,205   15,564,081

4. TO ELIMINATE CERTAIN OF THE TRUST'S FUNDAMENTAL INVESTMENT POLICIES.

a. To remove the Trust's fundamental investment policy on investing in new issuers.

                           ABSTENTIONS   WITHHELD
                           AND BROKER    AUTHORITY
FOR           AGAINST      NON-VOTES     TO VOTE
220,717,218   30,165,625   15,564,081

b. To remove the Trust's fundamental investment policy on investing in c. oil, gas and minerals.

                           ABSTENTIONS   WITHHELD
                           AND BROKER    AUTHORITY
FOR           AGAINST      NON-VOTES     TO VOTE
197,133,450   53,404,394   15,909,081

c. To remove the Trust's fundamental investment policy on investing in issuers whose securities are owned by Officers and Trustees.

                           ABSTENTIONS   WITHHELD
                           AND BROKER    AUTHORITY
FOR           AGAINST      NON-VOTES     TO VOTE
197,966,185   52,916,659   15,564,081

d. To remove the Trust's fundamental investment policy on investing in options.

                           ABSTENTIONS   WITHHELD
                           AND BROKER    AUTHORITY
FOR           AGAINST      NON-VOTES     TO VOTE
223,931,818   26,951,026   15,564,081

e. To remove the Trust's fundamental investment policy regarding short-term liquidity requirements.

                           ABSTENTIONS   WITHHELD
                           AND BROKER    AUTHORITY
FOR           AGAINST      NON-VOTES     TO VOTE
240,332,504   10,550,339   15,564,081

f. To remove the Trust's fundamental investment policy regarding concentration and to reserve freedom to concentrate investments in the banking industry.

                          ABSTENTIONS   WITHHELD
                          AND BROKER    AUTHORITY
FOR           AGAINST     NON-VOTES     TO VOTE
246,845,863   4,036,980   15,564,081

5. TO APPROVE A CLARIFYING AMENDMENT TO THE TRUST'S INVESTMENT ADVISORY AGREEMENT TO EXCLUDE RULE 12B-1 FEES AND SHAREHOLDER SERVICE FEES FROM THE EXPENSE CAP.

                           ABSTENTIONS   WITHHELD
                           AND BROKER    AUTHORITY
FOR           AGAINST      NON-VOTES     TO VOTE
230,440,398   10,312,518   25,694,009

6. TO APPROVE AN AMENDMENT AND RESTATE-MENT TO THE TRUST'S
DECLARATION OF TRUST TO REQUIRE THE APPROVAL OF A "1940 ACT" MAJORITY OF THE OUTSTANDING VOTING SHARES IN THE EVENT OF THE SALE AND CONVEYANCE OF THE ASSETS OF THE TRUST TO ANOTHER TRUST OR CORPORATION.

                          ABSTENTIONS   WITHHELD
                          AND BROKER    AUTHORITY
FOR           AGAINST     NON-VOTES     TO VOTE
231,349,479   4,442,670   30,654,776

7. TO APPROVE A PROPOSED AGREEMENT AND PLAN OF REORGANIZATION BETWEEN THE TRUST AND MONEY MARKET OBLIGATIONS TRUST, ON BEHALF OF ITS SERIES, LIQUID CASH TRUST (THE "NEW FUND"), WHEREBY THE NEW FUND WOULD ACQUIRE ALL OF THE ASSETS OF THE TRUST IN EXCHANGE FOR SHARES OF THE NEW FUND TO BE DISTRIBUTED PRO RATA BY THE TRUST TO ITS SHAREHOLDERS IN COMPLETE LIQUIDATION AND TERMINATION OF THE TRUST.

                          ABSTENTIONS   WITHHELD
                          AND BROKER    AUTHORITY
FOR           AGAINST     NON-VOTES     TO VOTE
228,670,408   7,258,547   30,517,970


Financial Information

The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception, if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

This information has been audited by Deloitte & Touche LLP whose report, along with the Fund's audited financial statements, is included in this prospectus.

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Independent Auditors Report on page 21.

YEAR ENDED MARCH 31                1999         1998         1997         1996         1995
NET ASSET VALUE,
BEGINNING OF PERIOD              $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
INCOME FROM
INVESTMENT OPERATIONS:
Net investment income              0.05         0.06         0.05         0.06         0.05
LESS DISTRIBUTIONS:
Distributions from net
investment income                 (0.05)       (0.06)       (0.05)       (0.06)       (0.05)
NET ASSET VALUE,
END OF PERIOD                    $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                     5.25%        5.59%        5.35%        5.84%        4.88%

RATIOS TO AVERAGE
NET ASSETS:
Expenses                           0.15%        0.15%        0.15%        0.16%        0.16%
Net investment income              5.19%        5.48%        5.27%        5.72%        4.64%
Expense waiver/reimbursement 2     0.37%        0.37%        0.39%        0.38%        0.39%
SUPPLEMENTAL DATA:
Net assets, end of period
(000 omitted)                  $441,168     $508,795     $489,363     $595,471     $313,679

1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.


2 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


See Notes which are an integral part of the Financial Statements

Portfolio of Investments

MARCH 31, 1999

PRINCIPAL
AMOUNT                                                 VALUE
                 REPURCHASE AGREEMENTS-100.1% 1
  $ 15,000,000   Bankers Trust Co., New
                 York, 5.080%, dated
                 3/31/1999, due 4/1/1999            $  15,000,000
    71,800,000   Barclays de Zoete Wedd
                 Securities, Inc.,
                 4.920%, dated 3/31/1999,
                 due 4/1/1999                          71,800,000
    65,000,000   Bear, Stearns and Co.,
                 4.970%, dated 3/31/1999,
                 due 4/1/1999                          65,000,000
    15,000,000   Bear, Stearns and Co.,
                 5.050%, dated 3/31/1999,
                 due 4/1/1999                          15,000,000
    15,000,000   CIBC Wood Gundy
                 Securities Corp.,
                 4.875%, dated 3/31/1999,
                 due 4/1/1999                          15,000,000
    15,000,000   Credit Suisse First
                 Boston, Inc., 4.950%,
                 dated 3/31/1999, due
                 4/1/1999                              15,000,000
    15,000,000   Deutsche Morgan
                 Grenfell, Inc., 4.920%,
                 dated 3/31/1999, due
                 4/1/1999                              15,000,000
    15,000,000   Donaldson, Lufkin and
                 Jenrette Securities
                 Corp., 4.900%, dated
                 3/31/1999, due 4/1/1999               15,000,000
    15,000,000   First Chicago Capital
                 Markets, Inc., 4.900%,
                 dated 3/31/1999, due
                 4/1/1999                              15,000,000
    15,000,000   First Union Capital
                 Markets, 4.900%, dated
                 3/31/1999, due 4/1/1999               15,000,000
    15,000,000   Furman Selz Financial
                 Services, 5.000%, dated
                 3/31/1999, due 4/1/1999               15,000,000
    15,000,000   Goldman Sachs Group, LP,
                 5.100%, dated 3/31/1999,
                 due 4/1/1999                          15,000,000
    15,000,000   Greenwich Capital
                 Markets, Inc., 4.920%,
                 dated 3/31/1999, due
                 4/1/1999                              15,000,000
    15,000,000   Morgan Stanley Group,
                 Inc., 5.000%, dated
                 3/31/1999, due 4/1/1999               15,000,000
    15,000,000   Nationsbanc Montgomery
                 Securities, Inc.,
                 5.080%, dated 3/31/1999,
                 due 4/1/1999                          15,000,000
    20,000,000   PaineWebber Group, Inc.,
                 5.050%, dated 3/31/1999,
                 due 4/1/1999                          20,000,000
    15,000,000   Paribas Corp., 5.080%,
                 dated 3/31/1999, due
                 4/1/1999                              15,000,000
    15,000,000   Salomon Smith Barney
                 Holdings, Inc., 5.030%,
                 dated 3/31/1999, due
                 4/1/1999                              15,000,000
    15,000,000   Societe Generale
                 Securities Corp.,
                 4.950%, dated 3/31/1999,
                 due 4/1/1999                          15,000,000
    15,000,000   Toronto Dominion
                 Securities (USA), Inc.,
                 4.950%, dated 3/31/1999,
                 due 4/1/1999                          15,000,000
    15,000,000   Warburg Dillon Reed LLC,
                 4.920%, dated 3/31/1999,
                 due 4/1/1999                          15,000,000
    15,000,000   Westdeutsche Landesbank
                 Girozentrale, 4.920%,
                 dated 3/31/1999,
                 due 4/1/1999                          15,000,000
                 TOTAL REPURCHASE
                 AGREEMENTS                           441,800,000
                 TOTAL INVESTMENTS (AT
                 AMORTIZED COST) 2                  $ 441,800,000

1 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($441,168,020) at March 31, 1999.

The following acronyms are used throughout this portfolio:


LLC -Limited Liability Company
LP -Limited Partnership

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

MARCH 31, 1999

ASSETS:
Total investments in
securities, at amortized
cost and value                              $ 441,800,000
Cash                                               31,426
Income receivable                                  60,977
Receivable for shares
sold                                               33,811
Deferred expenses                                   1,300
TOTAL ASSETS                                  441,927,514
LIABILITIES:
Payable for shares
redeemed                      $  14,850
Income distribution
payable                         744,644
TOTAL LIABILITIES                                 759,494
Net assets for
441,168,020 shares
outstanding                                 $ 441,168,020
NET ASSET VALUE,
OFFERING PRICE AND
REDEMPTION PROCEEDS PER
SHARE:
$441,168,020 /
441,168,020 shares
outstanding                                         $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED MARCH 31, 1999

INVESTMENT INCOME:
Interest                                                         $ 28,978,708
EXPENSES:
Investment advisory fee                       $  2,170,162
Administrative personnel and services fee          409,076
Custodian fees                                      48,163
Directors'/Trustees' fees                           14,217
Auditing fees                                       13,185
Legal fees                                           5,486
Portfolio accounting fees                           94,521
Share registration costs                            19,701
Printing and postage                                34,861
Insurance premiums                                   3,083
Miscellaneous                                       15,453
TOTAL EXPENSES                                   2,827,908
Waiver of investment advisory fee               (1,994,391)
Net expenses                                                          833,517
Net investment income                                            $ 28,145,191

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

YEAR ENDED MARCH 31                        1999                  1998
INCREASE (DECREASE) IN
NET ASSETS
OPERATIONS:
Net investment income          $     28,145,191       $     24,153,901
DISTRIBUTIONS TO
SHAREHOLDERS:
Distributions from net
investment income                   (28,145,191)           (24,153,901)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                            4,874,304,605          4,455,297,994
Net asset value of shares
issued to shareholders
in payment of
distributions declared               20,055,640             17,495,927
Cost of shares redeemed          (4,961,987,297)        (4,453,362,197)
CHANGE IN NET ASSETS
RESULTING FROM SHARE
TRANSACTIONS                        (67,627,052)            19,431,724
Change in net assets                (67,627,052)            19,431,724
NET ASSETS:
Beginning of period                 508,795,072            489,363,348
End of period                  $    441,168,020       $    508,795,072

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

MARCH 31, 1999

ORGANIZATION


Liquid Cash Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. Effective April 26, 1999, the Trust became a portfolio of the Money Market Obligations Trust. Money Market Obligations Trust consists of 13 portfolios. The financial statements included herein are only those of the Trust. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Trust is stability of principal and current income consistent with stability of principal.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Trust's use of the amortized cost method to value its portfolio securities is in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Trust will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Trust's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Trust's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Trust may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At March 31, 1999, capital paid-in aggregated $441,168,020. Transactions in shares were as follows:

YEAR ENDED MARCH 31                  1999                1998
Shares sold                 4,874,304,605       4,455,297,994
Shares issued to
shareholders in payment
of distributions
declared                       20,055,640          17,495,927
Shares redeemed            (4,961,987,297)     (4,453,362,197)
NET CHANGE RESULTING
FROM SHARE TRANSACTIONS       (67,627,052)         19,431,724

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE


Effective March 31, 1999, Federated Research Corp. merged into Federated Advisers. Subsequently, on March 31, 1999, Federated Advisers changed its name to Federated Investment Management Company. Federated Investment Management Company, the Trust's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Trust's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.


ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Trust with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Trust will pay FSSC up to 0.25% of average daily net assets of the Trust for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. For the period ended March 31, 1999, the Trust shares did not incur a shareholder services fee.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Trust. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Trust's accounting records for which it receives a fee. The fee is based on the level of the Trust's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Trust could be adversely affected if the computer systems used by the Trust's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Trust's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and obtain reasonable assurances that comparable steps are being taken by each of the Trust's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust.



Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
LIQUID CASH TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments of Liquid Cash Trust (the "Trust") as of March 31, 1999, the related statement of operations for the year then ended, the statements of changes in net assets for the years then ended March 31, 1999 and 1998, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at March 31, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Liquid Cash Trust as of March 31, 1999, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
Boston, Massachusetts
May 14, 1999



[Graphic]
Federated
World-Class Investment Manager
PROSPECTUS

Liquid Cash Trust

A Portfolio of Money Market Obligations Trust



MAY 31, 1999

A Statement of Additional Information (SAI) dated May 31, 1999, is incorporated by reference into this prospectus. Additional information about the Fund's investments is contained in the Fund's Semi-Annual Report to shareholders as it becomes available. To obtain the SAI, the Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

 [Graphic]
 Federated
 Liquid Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

Investment Company Act File No. 811-5950

Cusip 60934N757

8050206A (5/99)

[Graphic]


STATEMENT OF ADDITIONAL INFORMATION
Liquid Cash Trust

A Portfolio of Money Market Obligations Trust



This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Liquid Cash Trust (Fund), dated May 31, 1999. Obtain the prospectus without charge by calling 1-800- 341-7400.

MAY 31, 1999

 [Graphic]
 Federated
 World-Class Investment Manager
 Liquid Cash Trust
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000
 1-800-341-7400
 WWW.FEDERATEDINVESTORS.COM
 Federated Securities Corp., Distributor

8050206B (5/99)



[Graphic]

CONTENTS

How is the Fund Organized?  1

Securities in Which the Fund Invests  1

How is the Fund Sold?  4

Subaccounting Services  5

Redemption in Kind  5

Massachusetts Partnership Law  5

Account and Share Information  5

Tax Information  5

Who Manages and Provides Services to the Fund?  6

How Does the Fund Measure Performance?  9

Who is Federated Investors, Inc.?  10

Addresses  12

How is the Fund Organized?

The Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund, which was established on April 11, 1980, was reorganized as a portfolio of the Trust on April 30, 1999.



Effective March 31, 1999, Federated Research, Adviser to the Fund, merged into Federated Investment Management Company, formerly, Federated
Advisers.



Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be fixed or adjusted periodically. The issuer must also repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. Securities with higher credit risks generally have higher yields. A security's yield will increase or decrease depending upon whether it costs less (a "discount") or more (a "premium") than the principal amount. Under normal market conditions, securities with longer maturities will also have higher yields. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption.



The following describes the types of fixed income securities in which the Fund invests:



TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risk.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). Some GSEs are supported by the full faith and credit of the United States. Other GSEs receive support through federal subsidiaries, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as Treasury securities.

For purposes of repurchase agreements, the Fund treats mortgage backed securities guaranteed by GSEs as agency securities.

MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.



Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages. The Fund uses mortgage backed securities as collateral for repurchase agreements.



BANK INSTRUMENTS

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-
U.S. branches of U.S. or foreign banks.

ZERO COUPON SECURITIES

Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the market and credit risks of a zero coupon security.

There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bonds' coupon payments from the right to receive the bonds' principal due at maturity, a process known as coupon stripping. Treasury STRIPs are the most common forms of stripped zero coupon securities.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest its assets in securities of other investment companies as an efficient means of carrying out its investment policies. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses. At the present time, the Fund expects that its investments in other investment companies will be limited to shares of money market funds, including funds affiliated with the Fund's investment adviser.

SPECIAL TRANSACTIONS

REPURCHASE AGREEMENTS

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

Repurchase agreements are subject to credit risks.

REVERSE REPURCHASE AGREEMENTS

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

DELAYED DELIVERY TRANSACTIONS



Delayed delivery transactions, including when-issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create market risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.



ASSET COVERAGE

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations entering into an offsetting contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RISKS



There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

INTEREST RATE RISKS

* Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

* Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money Market funds try to minimize this risk by purchasing short-term securities.



CREDIT RISKS

* Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

* Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Fund must rely entirely upon the Adviser's credit assessment.

* Credit risk includes the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

SECTOR RISKS

* A substantial part of the Fund's portfolio may be comprised of fixed income securities and loans by companies in the banking industry. As a result, the Fund will be more susceptible to any economic, business political, or other developments which generally affect these issuers.

INVESTMENT POLICIES



It is a nonfundamental policy of the Fund to limit its dollar weighted average maturity to 90 days or less.

It is a nonfudamental policy of the Fund to invest only in certain securities which qualify as short-term liquid assets under Section 566.1 (12 CFR 566.1) of the Regulations of the Office of Thrift Supervision. The types of securities which currently qualify as short-term liquid assets consist of the following:



* Time deposits in a Federal Home Loan Bank, the Bank for Savings and Loan Association, Chicago, Illinois, or the Savings Banks Trust Company, New York, New York;

* Except as the Office may otherwise direct in a specific case, obligations of the United States;

* Obligations issued or fully guaranteed as to principal and interest by a Federal Home Loan Bank, the Federal National Mortgage Association, the Government National Mortgage Association, a Bank for Cooperatives (including the National Bank for Cooperatives or the United Bank for Cooperatives), a Farm Credit Bank, The Tennessee Valley Authority, The Export-Import Bank of the United States, The Commodity Credit Corporation, the Federal Financing Bank, the Student Loan Marketing Association, the Federal Home Loan Mortgage Association, or The National Credit Union Association;



* Savings accounts of an insured financial institution, including loans of unsecured day(s) funds to an insured financial institution (i.e., federal funds or similar unsecured loans if such accounts are: (a) negotiable and have remaining maturities of one year or less, (b) not negotiable and have remaining maturities of 90 days or less, (c) not withdrawable without notice and the notice periods do not exceed 90 days; loans of unsecured day(s) funds maturing in six months or less; and the priority of claims of a lender of unsecured day(s) funds is not subordinated to claims of depositors in the borrower thereof;



* Bankers acceptances of an insured financial institution if (a) the total of all such acceptances held by the same financial institution does not exceed 0.25 of one percent of the total deposits of such financial institution (as shown by its last published statement of condition preceding the date of acceptance), and
(b) such acceptances have remaining maturities of nine months or less;

* Shares or certificates in certain open-end management investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940; and

* Certain mortgage-related securities.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any money market instruments short or purchase any money market instruments on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of money market instruments.

BORROWING MONEY

The Fund will not borrow money except as a temporary measure for extraordinary or emergency purposes and then only in amounts not in excess of 5% of the value of its total assets. In addition, the Fund may enter into reverse repurchase agreements and otherwise borrow up to one-third of the value of its total assets, including the amount borrowed, in order to meet redemption requests without immediately selling portfolio instruments. This latter practice is not for investment leverage but solely to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Interest paid on borrowed funds will not be available for investment. The Fund will liquidate any such borrowings as soon as possible. However, during the period any reverse repurchase agreements are outstanding, but only to the extent necessary to assure completion of the reverse repurchase agreements, the Fund will restrict the purchase of portfolio instruments to money market instruments maturing on or before the expiration date of the reverse repurchase agreements.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may mortgage, pledge, or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing.

UNDERWRITING

The Fund will not engage in underwriting of securities issued by others.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets, except that it may participate in the federal funds market and purchase or hold money market instruments, including repurchase agreements, permitted by its investment objective and policies.

ISSUING SENIOR SECURITIES



The Fund will not issue senior securities, except as permitted by the investment objective and policies and investment limitations of the Fund. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction. The Fund did not borrow money, pledge securities, or invest in reverse repurchase agreements in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so in the coming fiscal year.



The above limitations cannot be changed unless authorized by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.



INDUSTRY CONCENTRATION

The Fund will not invest 25% or more of its total assets in any one industry. However, investing in U.S. government securities and domestic bank instruments shall not be considered investments in any one industry.



INVESTING FOR CONTROL

The Fund will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN RESTRICTED SECURITIES

The Fund may invest in restricted securities. Restricted securities are any securities which are subject to restrictions on resale under federal securities law. The Fund may invest without limitation in restricted securities which are determined to be liquid under criteria established by the Trustees. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to not more than 10% of its net assets.

REGULATORY COMPLIANCE



The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. For example, with limited exceptions, the Rule prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by the Rule. The Fund will also determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to the Rule. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.



DETERMINING MARKET VALUE OF SECURITIES

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

How is the Fund Sold?



Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.



SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated) for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services Company (but not out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

Investment professionals receive such fees for providing distribution- related or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professionals may be paid cash or promotional incentives, such as reimbursement of certain expenses relating to attendance at informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

Subaccounting Services

Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

Because the Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law



Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Fund. To protect its shareholders, the Fund has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Fund.

In the unlikely event a shareholder is held personally liable for the Fund's obligations, the Fund is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Fund will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Fund. Therefore, financial loss resulting from liability as a shareholder will occur only if the Fund itself cannot meet its obligations to indemnify shareholders and pay judgments against them.



Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.



As of May 7, 1999, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Shares: Athens Federal S&L Assn., Athens, TN, owned approximately 31,010,121 (6.58%) Shares and Central Bank & Trust Co., Lexington, KY, owned approximately 84,600,000 (17.95%) Shares.



Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES



The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birth date, present position(s) held with the Trust, principal occupations for the past five years and positions held prior to the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of 13 funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Fund's Adviser.



As of April 7, 1999, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.




NAME                                                                                TOTAL
BIRTH DATE                                                          AGGREGATE       COMPENSATION
ADDRESS                           PRINCIPAL OCCUPATIONS             COMPENSATION    FROM TRUST
POSITION WITH TRUST               FOR PAST FIVE YEARS               FROM TRUST      AND FUND COMPLEX
JOHN F. DONAHUE*+                 Chief Executive Officer and                  $0   $0 for the Trust and 54 other
Birth Date: July 28, 1924         Director or Trustee of the                        investment companies in the
Federated Investors Tower         Federated Fund Complex;                           Fund Complex
1001 Liberty Avenue               Chairman and Director,
Pittsburgh, PA                    Federated Investors, Inc.;
CHAIRMAN and TRUSTEE              Chairman and Trustee,
                                  Federated Investment Management Company;
                                  Chairman and Director, Federated Investment
                                  Counseling and Federated Global Investment
                                  Management Corp.; Chairman, Passport Research,
                                  Ltd.
THOMAS G. BIGLEY                  Director or Trustee of the              $18,351   $113,860.22 for the Trust and
Birth Date: February 3, 1934      Federated Fund Complex;                           54 other investment companies
15 Old Timber Trail               Director, Member of Executive                     in the Fund Complex
Pittsburgh, PA                    Committee, Children's Hospital
TRUSTEE                           of Pittsburgh; formerly: Senior Partner, Ernst
                                  & Young LLP; Director, MED 3000 Group, Inc.;
                                  Director, Member of Executive Committee,
                                  University of Pittsburgh.
JOHN T. CONROY, JR.               Director or Trustee of the              $20,189   $125,264.48 for the Trust and
Birth Date: June 23, 1937         Federated Fund Complex;                           54 other investment companies
Wood/IPC Commercial Dept.         President, Investment                             in the Fund Complex
John R. Wood Associates, Inc.     Properties Corporation; Senior
Realtors                          Vice President, John R. Wood
3255 Tamiami Trail North          and Associates, Inc.,
Naples, FL                        Realtors; Partner or Trustee
TRUSTEE                           in private real estate
                                  ventures in Southwest Florida;
                                  formerly: President, Naples
                                  Property Management, Inc. and
                                  Northgate Village Development
                                  Corporation.
NICHOLAS P. CONSTANTAKIS ++         Director or Trustee of the                   $0   $47,958.02 for the
Birth Date: September 3, 1939     Federated Fund Complex;                           Trust and 39 other investment
175 Woodshire Drive               Formerly: Partner, Andersen                       companies in the Fund complex
Pittsburgh, PA                    Worldwide SC.
TRUSTEE
JOHN F. CUNNINGHAM ++             Director or Trustee of some of               $0   $0 for the Trust and 43 other
Birth Date: March 5,1943          the Federated Fund Complex;                       investment companies in the
353 El Brillo Way                 Chairman, President and Chief                     Fund Complex
Palm Beach, FL                    Executive Officer, Cunningham
TRUSTEE                           & Co., Inc.; Trustee
                                  Associate, Boston College;
                                  Director, EMC Corporation;
                                  formerly: Director, Redgate
                                  Communications.
                                  Retired: Chairman of the Board
                                  and Chief Executive Officer,
                                  Computer Consoles, Inc.,
                                  President and Chief Operating
                                  Officer, Wang Laboratories;
                                  Director, First National Bank
                                  of Boston; Director, Apollo
                                  Computer, Inc.
LAWRENCE D. ELLIS, M.D.*          Director or Trustee of the              $18,351   $113,860.22 for the Trust and
Birth Date: October 11, 1932      Federated Fund Complex;                           54 other investment companies
3471 Fifth Avenue                 Professor of Medicine,                            in the Fund Complex
Suite 1111                        University of Pittsburgh;
Pittsburgh, PA                    Medical Director, University
TRUSTEE                           of Pittsburgh Medical Center
                                  Downtown; Hematologist, Oncologist, and
                                  Internist, University of Pittsburgh Medical
                                  Center; Member, National Board of Trustees,
                                  Leukemia Society of America.
PETER E. MADDEN                   Director or Trustee of the              $18,351   $113,860.22 for the Trust and
Birth Date: March 16,             Federated Fund Complex;                           54 other investment companies
1942 One Royal Palm Way           formerly: Representative,                         in the Fund Complex
100 Royal Palm Way                Commonwealth of Massachusetts
Palm Beach, FL                    General Court; President,
TRUSTEE                           State Street Bank and Trust
                                  Company and State Street
                                  Corporation. Retired:
                                  Director, VISA USA and VISA
                                  International; Chairman and
                                  Director, Massachusetts
                                  Bankers Association; Director,
                                  Depository Trust Corporation.

NAME                                                                                TOTAL
BIRTH DATE                                                          AGGREGATE       COMPENSATION
ADDRESS                           PRINCIPAL OCCUPATIONS             COMPENSATION    FROM TRUST
POSITION WITH TRUST               FOR PAST FIVE YEARS               FROM TRUST      AND FUND COMPLEX
CHARLES F. MANSFIELD, JR.         Director or Trustee of some of               $0   $0 for the Trust and 43 other
Birth Date: April 10, 1945        the Federated Fund Complex;                       investment companies in the
80 South Road                     Management Consultant.                            Fund Complex
Westhampton Beach, NY             Retired: Chief Executive
TRUSTEE                           Officer, PBTC International
                                  Bank; Chief Financial Officer of Retail
                                  Banking Sector, Chase Manhattan Bank; Senior
                                  Vice President, Marine Midland Bank; Vice
                                  President, Citibank; Assistant Professor of
                                  Banking and Finance, Frank G. Zarb School of
                                  Business, Hofstra University.
JOHN E. MURRAY, JR., J.D.,        Director or Trustee of The              $18,351   $113,860.22 for the Trust and
S.J.D.                            Federated Fund Complex;                           54 other investment companies
Birth Date: December 20, 1932     President, Law Professor,                         in the Fund Complex
President, Duquesne University    Duquesne University;
Pittsburgh, PA                    Consulting Partner, Mollica &
TRUSTEE                           Murray.
                                  Retired: Dean and Professor of
                                  Law, University of Pittsburgh
                                  School of Law; Dean and
                                  Professor of Law, Villanova
                                  University School of Law.
MARJORIE P. SMUTS                 Director or Trustee of the              $18,351   $113,860.22 for the Trust and
Birth Date: June 21, 1935         Federated Fund Complex; Public                    54 other investment companies
4905 Bayard Street                Relations/ Marketing/                             in the Fund Complex
Pittsburgh, PA                    Conference Planning.
TRUSTEE                           Retired: National
                                  Spokesperson, Aluminum Company
                                  of America; business owner.
JOHN S. WALSH                     Director or Trustee of some of               $0   $0 for the Trust and 40 other
Birth Date: November 28, 1957     the Federated Fund Complex;                       investment companies in the
2007 Sherwood Drive               President and Director, Heat                      Fund Complex
Valparaiso, IN                    Wagon, Inc.; President and
TRUSTEE                           Director, Manufacturers
                                  Products, Inc.; President, Portable Heater
                                  Parts, a division of Manufacturers Products,
                                  Inc.; Director, Walsh & Kelly, Inc.; formerly,
                                  Vice President, Walsh & Kelly, Inc.
J. CHRISTOPHER DONAHUE*+          President or Executive Vice                  $0   $0 for the Trust and 22 other
Birth Date: April 11, 1949        President of the Federated                        investment companies in the
Federated Investors Tower         Fund Complex; Director or                         Fund Complex
1001 Liberty Avenue               Trustee of some of the Funds
Pittsburgh, PA                    in the Federated Fund Complex;
PRESIDENT and TRUSTEE             President and Director,
                                  Federated Investors, Inc.; President and
                                  Trustee, Federated Investment Management
                                  Company; President and Director, Federated
                                  Investment Counseling and Federated Global
                                  Investment Management Corp.; President,
                                  Passport Research, Ltd.; Trustee, Federated
                                  Shareholder Services Company; Director,
                                  Federated Services Company.
EDWARD C. GONZALES                Trustee or Director of some of               $0   $0 for the Trust and 1 other
Birth Date: October 22, 1930      the Funds in the Federated                        investment company in the
Federated Investors Tower         Fund Complex; President,                          Fund Complex
1001 Liberty Avenue               Executive Vice President and
Pittsburgh, PA                    Treasurer of some of the Funds
EXECUTIVE VICE PRESIDENT          in the Federated Fund Complex;
                                  Vice Chairman, Federated
                                  Investors, Inc.; Vice
                                  President, Federated
                                  Investment Management Company
                                  and Federated Investment
                                  Counseling, Federated Global
                                  Investment Management Corp.
                                  and Passport Research, Ltd.;
                                  Executive Vice President and
                                  Director, Federated Securities
                                  Corp.; Trustee, Federated
                                  Shareholder Services Company.
JOHN W. MCGONIGLE                 Executive Vice President and                 $0   $0 for the Trust and 54 other
Birth Date: October 26, 1938      Secretary of the Federated                        investment companies in the
Federated Investors Tower         Fund Complex; Executive Vice                      Fund Complex
1001 Liberty Avenue               President, Secretary, and
Pittsburgh, PA                    Director, Federated Investors,
EXECUTIVE VICE PRESIDENT          Inc.; Trustee, Federated
and SECRETARY                     Investment Management Company;
                                  Director, Federated Investment Counseling and
                                  Federated Global Investment Management Corp.;
                                  Director, Federated Services Company;
                                  Director, Federated Securities Corp.
RICHARD J. THOMAS                 Treasurer of the Federated                   $0   $0 for the Trust and 54 other
Birth Date: June 17, 1954         Fund Complex; Vice President                      investment companies in the
Federated Investors Tower         Funds Financial Services                          Fund Complex
1001 Liberty Avenue               Division, Federated Investors,
Pittsburgh, PA                    Inc.; formerly: various
TREASURER                         management positions within
                                  Funds Financial Services
                                  Division of Federated
                                  Investors, Inc.
RICHARD B. FISHER                 President or Vice President of               $0   $0 for the Trust and 6 other
Birth Date: May 17, 1923          some of the Funds in the                          investment companies in the
Federated Investors Tower         Federated Fund Complex;                           Fund Complex
1001 Liberty Avenue               Director or Trustee of some of
Pittsburgh, PA                    the Funds in the Federated
VICE PRESIDENT                    Fund Complex; Executive Vice
                                  President, Federated
                                  Investors, Inc.; Chairman and
                                  Director, Federated Securities
                                  Corp.

NAME                                                                                TOTAL
BIRTH DATE                                                          AGGREGATE       COMPENSATION
ADDRESS                           PRINCIPAL OCCUPATIONS             COMPENSATION    FROM TRUST
POSITION WITH TRUST               FOR PAST FIVE YEARS               FROM TRUST      AND FUND COMPLEX
WILLIAM D. DAWSON, III            Chief Investment Officer of                  $0   $0 for the Trust and 41 other
Birth Date: March 3, 1949         this Fund and various other                       investment companies in the
Federated Investors Tower         Funds in the Federated Fund                       Fund Complex
1001 Liberty Avenue               Complex; Executive Vice
Pittsburgh, PA                    President, Federated
CHIEF INVESTMENT OFFICER          Investment Counseling,
                                  Federated Global Investment
                                  Management Corp., Federated
                                  Investment Management Company
                                  and Passport Research, Ltd.;
                                  Registered Representative,
                                  Federated Securities Corp.;
                                  Portfolio Manager, Federated
                                  Administrative Services; Vice
                                  President, Federated
                                  Investors, Inc.; formerly:
                                  Executive Vice President and
                                  Senior Vice President,
                                  Federated Investment
                                  Counseling Institutional
                                  Portfolio Management Services
                                  Division; Senior Vice
                                  President, Federated
                                  Investment Management Company
                                  and Passport Research, Ltd.
DEBORAH A. CUNNINGHAM             Deborah A. Cunningham is Vice                $0   $0 for the Trust and 6 other
Birth Date: September 15, 1959    President of the Trust.                           investment companies in the
Federated Investors Tower         Ms. Cunningham joined                             Fund Complex
1001 Liberty Avenue               Federated Investors in 1981
Pittsburgh, PA                    and has been a Senior
VICE PRESIDENT                    Portfolio Manager and a Senior
                                  Vice President of the Fund's
                                  investment adviser since 1997.
                                  Ms. Cunningham served as a
                                  Portfolio Manager and a Vice
                                  President of the investment
                                  adviser from 1993 until 1996.
                                  Ms. Cunningham is a Chartered
                                  Financial Analyst and received
                                  her M.S.B.A. in Finance from
                                  Robert Morris College.
SUSAN R. HILL                     Susan R. Hill is Vice                        $0   $0 for the Trust and 9 other
Birth Date: June 20, 1963         President of the Trust.                           investment companies in the
Federated Investors Tower         Ms. Hill joined Federated                         Fund Complex
1001 Liberty Avenue               Investors in 1990 and has been
Pittsburgh, PA                    a Portfolio Manager since 1993
VICE PRESIDENT                    and a Vice President of the
                                  Fund's investment adviser
                                  since 1997. Ms. Hill was a
                                  Portfolio Manager and an
                                  Assistant Vice President of
                                  the investment adviser from
                                  1994 until 1997. Ms. Hill is a
                                  Chartered Financial Analyst
                                  and received an M.S. in
                                  Industrial Administration from
                                  Carnegie Mellon University.
MARY JO OCHSON                    Mary Jo Ochson is Vice                       $0   $0 for the Trust and 7 other
Birth Date: September 12, 1953    President of the Trust.                           investment companies in the
Federated Investors Tower         Ms. Ochson joined Federated                       Fund Complex
1001 Liberty Avenue               Investors in 1982 and has been
Pittsburgh, PA                    a Senior Portfolio Manager and
VICE PRESIDENT                    a Senior Vice President of the
                                  Fund's investment adviser
                                  since 1996. From 1988 through
                                  1995, Ms. Ochson served as a
                                  Portfolio Manager and a Vice
                                  President of the Fund's
                                  investment adviser. Ms. Ochson
                                  is a Chartered Financial
                                  Analyst and received her
                                  M.B.A. in Finance from the
                                  University of Pittsburgh.



+ Mr. Donahue is the father of J. Christopher Donahue, President of the
Trust.



++ Messrs. Constantakis, Cunningham, Mansfield, and Walsh became members of the Board of Trustees on January 1, 1999. They did not earn any fees for serving the Fund Complex since these fees are reported as of the end of the last calendar year. They did not receive any fees as of the fiscal year end of the Trust.



INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.



The Adviser is a wholly owned subsidiary of Federated.



The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.



The Adviser must waive the portion of its advisory fee that increases the Fund's aggregate annual operating expenses above 0.45% of its average daily net assets. The Fund's operating expenses include the advisory fee but exclude interest, taxes, brokerage commissions, expenses of registering the Fund and its shares under federal and state laws, expenses of withholding taxes, and extraordinary expenses.



OTHER RELATED SERVICES

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:




                     AVERAGE AGGREGATE DAILY
MAXIMUM              NET ASSETS OF THE FEDERATED
ADMINISTRATIVE FEE   FUNDS
0.150 of 1%          on the first $250 million
0.125 of 1%          on the next $250 million
0.100 of 1%          on the next $250 million
0.075 of 1%          on assets in excess of
                     $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets, plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.



INDEPENDENT AUDITORS



Deloitte & Touche LLP is the independent public accountant for the Fund.

FEES PAID BY THE FUND FOR SERVICES




FOR THE YEAR ENDED MARCH 31       1999            1998            1997
Advisory Fee Earned            $  2,170,162    $  1,762,293    $  1,964,969
Advisory Fee Reduction            1,994,391       1,638,556       1,896,759
Administrative Fee                  409,076         332,474         371,211
Shareholder Services Fee               None            None            None




For the fiscal years ended March 31, 1999, 1998 and 1997, fees paid by the Fund for services are prior to the Fund's reorganization as a portfolio of the Trust on April 30, 1999.

If the Fund's expenses are capped at a particular level, the cap does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities.

How Does the Fund Measure Performance?



The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD



Total returns given for the one, five and ten-year periods ended March 31, 1999.

Yield and Effective Yield are given for the 7-day period ended March 31, 1999.




                  7 -DAY PERIOD   1 YEAR   5 YEARS   10 YEARS
Total Return      N/A             5.25%       5.38%         5.56%
Yield             4.80%               N/A        N/A       N/A
Effective Yield   4.91%               N/A      N/A       N/A




Performance of the Fund shown is prior to its reorganization as a portfolio of the Trust on April 30, 1999.

TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD



The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result.



To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

* references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

* charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

* discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

* information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

LIPPER ANALYTICAL SERVICES, INC.



Lipper Analytical Services, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.



IBC/DONOGHUE'S MONEY FUND REPORT



IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's money market insight publication reports monthly and 12-month-to-date investment results for the same money funds.



MONEY



Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.



Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state- of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

In the equity sector, Federated has more than 28 years of experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value- oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making-based on intensive, diligent credit analysis-is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS



In the government sector, as of December 31, 1998, Federated managed 9 mortgage backed, 5 government/agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.



MONEY MARKET FUNDS

In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield-
J. Thomas Madden; U.S. fixed income-William D. Dawson, III; and global equities and fixed income-Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW



Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/ endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.



BANK MARKETING

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated Funds are available to consumers through major brokerage firms nationwide-we have over 2,200 broker/dealer and bank broker/dealer relationships across the country-supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Addresses

LIQUID CASH TRUST

Federated Investors Funds

5800 Corporate Drive

Pittsburgh, PA 15237-7000

DISTRIBUTOR

Federated Securities Corp.

Federated Investors Tower

(R)

1001 Liberty Avenue

(/R)

Pittsburgh, PA 15222-3779

INVESTMENT ADVISER

Federated Investment Management Company

Federated Investors Tower

(R)

1001 Liberty Avenue

(/R)

Pittsburgh, PA 15222-3779

CUSTODIAN

State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600



INDEPENDENT AUDITORS



Deloitte & Touche LLP

125 Summer Street

Boston, MA 02110-1617



PART C.         OTHER INFORMATION.
Item 23           Exhibits:

(a)  (i) Conformed copy of Declaration of Trust of the      Registrant; (12)
        (ii)     Conformed copy of Amendment to the Declaration of Trust of the
                    Registrant; (12)
        (iii)    Conformed copy of Amendment No. 2 to Declaration of Trust of the Registrant; (17)
        (iv)     Conformed copy of Amendment No. 3 to Declaration of Trust of the Registrant; (17)
        (v)      Conformed copy of Amendment No. 4 to Declaration of Trust of the Registrant; (17)
        (vi)     Conformed copy of Amendment No. 5 to Declaration of Trust of the Registrant; (17)
        (vii)    Conformed copy of Amendment No. 6 to Declaration of Trust of the Registrant; (17)
        (viii)   Conformed copy of Amendment No. 8 to Declaration of Trust of the Registrant; (10)
        (ix)     Conformed copy of Amendment No. 9 to Declaration of Trust of the Registrant; (15)
        (x)      Conformed copy of Amendment No. 10 to Declaration of Trust of the Registrant; (16)
(b)     (i)    Copy of By-Laws of the Registrant; (12)
        (ii)   Copy of Amendment No. 1 to By-Laws of the
                 Registrant; (17)
        (iii)  Copy of Amendment No. 2 to By-Laws of the    Registrant; (17)
        (iv)   Copy of Amendment No. 3 to By-Laws of the    Registrant; (17)
        (v)    Copy of Amendment No. 4 to By-Laws of the Registrant; (17)
(c)     (i)      Copy of Specimen Certificate for Shares of Beneficial Interest
                    of the Registrant; (8)
        (ii)     Copies of Specimen Certificates for Shares of Beneficial
                 Interest of Automated Cash Management Trust-Cash II Shares
                 and Institutional Service Shares and Treasury  Obligations
                 Fund-Institutional Capital ....Shares; (16)

-------------------

     8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. (File Nos. 33-31602 and 811-5950)

     10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 on Form N-1A filed February 21, 1995. (File Nos. 33-31602 and 811-5950)

     12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed September 29, 1995. (File Nos. 33-31602 and 811-5950)

     15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed September 23, 1996. (File Nos. 33-31602 and 811-5950)

     16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997. (File Nos. 33-31602 and 811-5950)

     17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed September 28, 1998. (File Nos. 33-31602 and 811-5950)

 (d)  (i)      Conformed copy of Investment Advisory Contract of the Registrant;
      (12)
               (ii) Conformed copies of Exhibits A through
               G to Investment Advisory Contract of the
               Registrant; (12) (iii) Conformed copy of
               Investment Advisory Contract of the
               Registrant (Government Obligations Tax
                        Managed Fund only); (11)
               (iv)     Conformed copy of Exhibit A to
                        Investment Advisory Contract of the
                        Registrant(Government Obligations
                        Tax Managed Fund only); (11)
       (e)     (i)      Conformed copy of Distributor's Contract of the
                         Registrant; (7)
               (ii)     Conformed copy of Exhibit B to the Distributor's
                          Contract of the Registrant; (15)
               (iii)    Conformed copy of Exhibit D to the Distributor's
                          Contract of the Registrant;
               (15)
               (iv)     Conformed copy of Exhibit E to the Distributor's
                          Contract of the Registrant; (16)
               (v)      Conformed copy of Exhibit F to the Distributor's
                          Contract of the Registrant; (16)
               (vi)     The Registrant hereby incorporates the conformed copy
                          of the specimen Mutual Funds Sales and
                        Service Agreement; Mutual Funds
                        Service Agreement; and Plan Trustee/ Mutual Funds
                        Service Agreement from Item 24(b)(6) of the
                        Cash Trust Series II Registration Statement on Form N-1A filed with the Commission on July 24, 1995.
                        (File Nos. 33-38550 and 811-6269).
       (f)     Not applicable;

     -------------------
     7.   Response  is   incorporated   by   reference  to
          Registrant's Post-Effective Amendment No. 7 on Form N-1A filed May 6, 1994. (File Nos. 33-31602 and 811-5950)

     11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 on Form N-1A filed May 7, 1995. (File Nos. 33-31602 and 811-5950)

     12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed September 29, 1995. (File Nos. 33-31602 and 811-5950)

     15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed September 23, 1996. (File Nos. 33-31602 and 811-5950)

     16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997. (File Nos. 33-31602 and 811-5950)

       (g)      (i) Conformed copy of Custodian Agreement of
                the Registrant; (8) (ii) Conformed copy of
                Custodian Fee Schedule; (17)
       (h)      (i)      Conformed copy of Amended and Restated Agreement for
                         Fund Accounting Services, Administrative
                         Services, Transfer Agency Services and Custody Services
                         Procurement;(17)
                (ii) The responses described in Item
                23(e)(vi) are hereby incorporated by
                reference. (iii) Conformed copy of Amended and Restated Shareholder Services Agreement of the Registrant; (17) (iv) The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services
                         Sub-Contract between Fidelity and
                         Federated Shareholder Services from
                         Item 24(b)(9)(iii) of the Federated
                         GNMA Trust Registration Statement
                         on Form N-1A, filed with the
                         Commission on March 25, 1996 (File
                         Nos. 2-75670 and 811-3375).
       (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (12) (j)
       (i) Conformed copy of Consent of Deloitte & Touche
       LLP, Independent Auditors for:
                        (a)      Federated Master Trust; (19)
                        (b)      Liquid Cash Trust; +
                        (c)      Automated Government Money Trust;(19)
                        (d)      Trust for Short-Term U.S. Government
                                   Securities (19)
                (ii)    Conformed copy of Consent of Arthur Andersen LLP for:
                        (a)      Trust for Government Cash Reserves (19)
                        (b)      Trust for U.S. Treasury Obligations (19)
                        (c)      Federated Short-Term U.S. Government Trust (19)
       (k)      Not applicable;
       (l)      Conformed copy of Initial Capital Understanding; (12)


+        All exhibits are being filed electronically

     8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. (File Nos. 33-31602 and 811-5950)

     12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed September 29, 1995. (File Nos. 33-31602 and 811-5950)

     17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed September 28, 1998. (File Nos. 33-31602 and 811-5950)

     19. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 26 on Form N-1A filed April 26, 1999. (File Nos. 33-31602 and 811-5950)

   (m)      (i) Conformed copy of Distribution Plan of
            the Registrant; (16) (ii) Conformed copy of
            Exhibit A to the Distribution Plan of the
            Registrant; (16) (iii) The responses
            described in Item 23(e)(vi) are hereby
            incorporated by reference.
   (n) Copies of Financial Data Schedules; (not included
   per footnote 60 of Release No. 33-7684) (o) The
   Registrant hereby incorporates the conformed copy of
   the specimen Multiple Class Plan from
            Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and
             811-07141).
(p)Conformed copy of Power of Attorney of the  Registrant; (18)
            (i)     Conformed copy of Power of Attorney of
                    Chief Investment Officer of the     Registrant; (18)
            (ii)    Conformed copy of Power of Attorney of
                    Treasurer of the Registrant; (18)

Item 24.      Persons Controlled by or Under Common Control with Registrant:

              None

Item 25.      Indemnification:  (1)

Item 26.      Business and Other Connections of Investment Adviser:

     (a) For a description of the other business of Federated Investment Management Company, the investment adviser for all the Trust's portfolio's except Government Obligations Tax-Managed Fund, see the section entitled "Who Manages the Fund" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is:
          Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

              The remaining Officers of the investment adviser are:

              Executive Vice Presidents:           William D. Dawson, III
                                                   Henry A. Frantzen
                                                   J. Thomas Madden

              Senior Vice Presidents:              Joseph M. Balestrino
                                                   David A. Briggs
                                                   Drew J. Collins
                                                   Jonathan C. Conley
                                                   Deborah A. Cunningham
                                                   Mark E. Durbiano
                                                   Jeffrey A. Kozemchak
                                                   Sandra L. McInerney
                                                   Susan M. Nason
                                                   Mary Jo Ochson
                                                   Robert J. Ostrowski


1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 20, 1989. (File Nos. 33-31602 and 811-5950)

16. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997. (File Nos. 33-31602 and 811-5950)

18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed February 12, 1999. (File Nos. 33-31602 and 811-5950)

              Vice Presidents:                        Todd A. Abraham
                                                      J. Scott Albrecht
                                                      Arthur J. Barry
                                                      Randall S. Bauer
                                                      Micheal W. Casey
                                                      Robert E. Cauley
                                                      Kenneth J. Cody
                                                      Alexandre de Bethmann
                                                      B. Anthony Delserone, Jr.
                                                      Michael P. Donnelly
                                                      Linda A. Duessel
                                                      Donald T. Ellenberger
                                                      Kathleen M. Foody-Malus
                                                      Thomas M. Franks
                                                      Edward C. Gonzales
                                                      James E. Grefenstette
                                                      Mark Halperin
                                                      Patricia L. Heagy
                                                      Susan R. Hill
                                                      William R. Jamison
                                                      Constantine J. Kartsonas
                                                      Stephen A. Keen
                                                      Robert M. Kowit
                                                      Richard J. Lazarchic
                                                      Steven Lehman
                                                      Marian R. Marinack
                                                      William M. Painter
                                                      Jeffrey A. Petro
                                                      Keith J. Sabol
                                                      Frank Semack
                                                      Aash M. Shah
                                                      Michael W. Sirianni, Jr.
                                                      Christopher Smith
                                                      Tracy P. Stouffer
                                                      Edward J. Tiedge
                                                      Peter Vutz
                                                      Paige M. Wilhelm
                                                      George B. Wright
                                                      Jolanta M. Wysocka

              Assistant Vice Presidents:              Nancy J. Belz
                                                      Lee R. Cunningham, II
                                                      James H. Davis, II
                                                      Jacqueline A. Drastal
                                                      Paul S. Drotch
                                                      Salvatore A. Esposito
                                                      Donna M. Fabiano
                                                      Gary E. Farwell
                                                      Eamonn G. Folan
                                                      John T. Gentry
                                                      John W. Harris
                                                      Nathan H. Kehm
                                                      John C. Kerber
                                                      Grant K. McKay
                                                      Natalie F. Metz
                                                      Joseph M. Natoli
                                                      Ihab Salib
                                                      James W. Schaub
                                                      John Sheehy
                                                      Matthew K. Stapen
                                                      Diane Tolby
                                                      Timothy G. Trebilcock
                                                      Leonardo A. Vila
                                                      Steven J. Wagner
                                                      Lori A. Wolff

              Secretary:                              G. Andrew Bonnewell

              Treasurer:                              Thomas R. Donahue

              Assistant Secretaries:                  Thomas R. Donahue
                                                      Richard B. Fisher
                                                      Christine I. Newcamp

              Assistant Treasurer:                    Richard B. Fisher

              The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

              For a description of the other business of Federated Administrative Services, the investment adviser for Government Obligations Tax-Managed Fund, see the section entitled "Fund Information - Management of the Fund" in Part A. The affiliations with the Registrant of two of the Trustees of Federated Administrative Services are included in Part B of this Registration Statement under "Money Market Obligations Trust Management." The remaining Trustees of Federated Administrative Services, their principal occupations and business addresses are:
              Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947, and Arthur L. Cherry (President, Chief Executive Officer, and Trustee, Federated Services Company; Director, Edgewood Services, Inc.; Trustee, Advanced Information Systems; President and Director, Federated Administrative Services, Inc.; President, Federated Administrative Services; Trustee, Federated Bank and Trust; President and Trustee, Federated Shareholder Services Company; President and Director, FS Holdings, Inc.; Chairman and Trustee, Retirement Plan Service Company of America), Federated Investors Tower, Pittsburgh, Pennsylvania, 15222-3779. From 1994 to January 27, 1997, Mr. Cherry was Managing Partner, AT&T Solutions.

              The remaining Officers of Federated Administrative Services are:

              President:                            Arthur L. Cherry

              Senior Vice Presidents:               Emily H. Emigh
                                                    Ronald M. Petnuch

              Vice Presidents:                      C. Grant Anderson
                                                    Keith A. Antle
                                                    Gail Cagney
                                                    Charles L. Davis, Jr.
                                                    Michael L. Guzzi
                                                    Matthew S. Hardin
                                                    J. Crilley Kelly
                                                    Dennis M. Laffey
                                                    Joseph S. Machi
                                                    Diane M. Marzula
                                                    Jay S. Neuman
                                                    J. David Richter
                                                    Thomas P. Sholes
                                                    Victor R. Siclari
                                                    Jeffrey W. Sterling
                                                    Richard J. Thomas
                                                    C. Christine Thomson

              Assistant Vice Presidents:            Anthony R. Bosch
                                                    Karen M. Brownlee
                                                    Mark Crowley
                                                    Gerald P. DiMarco
                                                    C. Todd Gibson
                                                    Timothy S. Johnson
                                                    Deborah M. Molini
                                                    Donna J. Padezan
                                                    Leslie C. Petrone
                                                    James R. Risbon

              Assistant Secretary:                  G. Andrew Bonnewell
                                                    Amanda J. Reed

              Treasurer:                            Lawrence Caracciolo

              Secretary:                            Victor R. Siclari

              The business address of each of the Officers of Federated Administrative Services is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

Item 27.  Principal Underwriters:

     (a)......Federated  Securities  Corp.  the  Distributor  for  shares of the
Registrant,  acts as  principal  underwriter  for the  following  ....  open-end investment companies, including the Registrant:

Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal Funds; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; DG Investor Series; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Richard B. Fisher                          Director, Chairman, Chief                        Vice President
Federated Investors Tower                  Executive Officer, Chief
1001 Liberty Avenue                        Operating Officer, Asst.
Pittsburgh, PA 15222-3779                  Secretary and Asst.
                                           Treasurer, Federated
                                           Securities Corp.

Arthur L. Cherry                           Director
Federated Investors Tower                  Federated Securities Corp.                             --
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                             Director
Federated Investors Tower                  Federated Securities Corp.                             --
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas R. Donahue                          Director, Assistant Secretary                          --
Federated Investors Tower                  and Assistant Treasurer
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer and                            --
Federated Investors Tower                  Director
1001 Liberty Avenue                        Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward C. Gonzales                         Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew W. Brown                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

David J. Callahan                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark Carroll                               Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Steven R. Cohen                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert J. Deuberry                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark A. Gessner                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Tad Gullickson                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Dayna C. Haferkamp                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Michael W. Koenig                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher A. Layton                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael H. Liss                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas P. Moretti                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Segura                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779





              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert W. Bauman                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                               Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John T. Glickson                           Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                          Secretary,                                             --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779






              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant

Leslie K. Ross Assistant Secretary,        --
Federated Investors Tower                  Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

                  (c)      Not applicable

Item 28.          Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                                Federated Investors Tower
                                                          1001 Liberty Avenue
                                                          Pittsburgh, PA 15222-3779

(Notices should be sent to the Agent for Service at the above address.)

                                                          Federated Investors Funds
                                                          5800 Corporate Drive
                                                          Pittsburgh, PA 15237-7000

Federated Shareholder Services Company                    P.O. Box 8600
("Transfer Agent and Dividend                             Boston, MA 02266-8600
Disbursing Agent")

Federated Services Company                                Federated Investors Tower
("Administrator")                                         1001 Liberty Avenue
                                                          Pittsburgh, PA 15222-3779

Federated Administrative Services                         Federated Investors Tower
(Government Obligations Tax-Managed                       1001 Liberty Avenue
Fund only)                                                Pittsburgh, PA  15222-3779
Federated Investment Management
Company ("Advisers")

State Street Bank and Trust Company                       P.O. Box 8600
("Custodian")     Boston, MA 02266-8600


Item 29.          Management Services:  Not applicable.


Item 30.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
                  Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONEY MARKET OBLIGATIONS TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 25th day of May, 1999.

                         MONEY MARKET OBLIGATIONS TRUST

                           BY: /s/ Leslie K. Ross
                           Leslie K. Ross, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           May 25th, 1999

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:


NAME                                        TITLE                        DATE

By:   /s/ Leslie K. Ross
      Leslie K. Ross                    Attorney In Fact        May 25, 1999
      ASSISTANT SECRETARY               For the Persons
                                        Listed Below

      NAME                                 TITLE

John F. Donahue*                          Chairman and Trustee
                                          (Chief Executive Officer)

J. Christopher Donahue*                   President

Richard J. Thomas*                        Treasurer(Principal Financial and
                                          Accounting Officer)

William D. Dawson, III*                   Chief Investment Officer

Thomas G. Bigley*                         Trustee

John T. Conroy, Jr.*                      Trustee

John F. Cunningham*                       Trustee

Lawrence D. Ellis, M.D.*                  Trustee

Peter E. Madden*                          Trustee

Charles F. Mansfield, Jr.*                Trustee

John E. Murray, Jr., J.D., S.J.D.*        Trustee

Marjorie P. Smuts*                        Trustee

John S. Walsh*                            Trustee

* By Power of Attorney